Segment Information Regarding Net Sales to Unaffiliated Customers (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Sales to Unaffiliated Customers	$ 1,192	[1]	$ 1,236	[1]	$ 4,756	[1]	$ 5,207	[1]	$ 4,597	[1]
EPCD
Segment Reporting Information [Line Items]
Net Sales to Unaffiliated Customers	765	[1]	794	[1]	3,022	[1]	3,424	[1]	2,990	[1]
FPD
Segment Reporting Information [Line Items]
Net Sales to Unaffiliated Customers	$ 427	[1]	$ 442	[1]	$ 1,734	[1]	$ 1,783	[1]	$ 1,607	[1]

[1]	Intersegment sales are not significant and, as such, are eliminated within the selling segment.